Income Taxes (Summary Of Valuation Allowance) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Valuation allowance at beginning of period			$ 54,357,000
Decrease of allowance to income tax provision	6,850,000		(54,357,000)
Valuation allowance at end of period	61,933,000
ILFC [Member]
Valuation Allowance [Line Items]
Decrease of allowance to income tax provision	$ 55,083,000